TRANSAMERICA FUNDS

Supplement to the Currently Effective Class I2 Prospectus and Summary Prospectuses

* * *

Transamerica Capital Growth

The fund is no longer subject to “Credit” risk as a principal risk of investing in the fund. This risk is removed from the “Principal Risks” section of the Prospectus and Summary Prospectus relating to the fund.

* * *

Transamerica High Yield Bond

The following is added to the end of the fifth paragraph under “Principal Investment Strategies” in the Prospectus and Summary Prospectus relating to the fund, and under “More on Each Fund’s Strategies and Investments – Transamerica High Yield Bond” in the Prospectus:

The fund may also invest in hybrid instruments having both debt and equity characteristics.

The following principal risks are added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as principal risks of investing in the fund:

Energy Sector – Industries in the energy segment, such as those engaged in the development, production and distribution of energy resources, can be significantly affected by supply and demand both for their specific product or service and for energy products in general. The price of oil, gas and other consumable fuels, exploration and production spending, government regulation, world events and economic conditions likewise will affect the performance of companies in these industries.

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

Hybrid Instruments – Investing in hybrid instruments involves a combination of risks, including risks of investing in securities, commodities, options, futures, and currencies. An investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income or convertible securities.

* * *

Transamerica Inflation Opportunities

The sentence at the end of the fifth paragraph under “Principal Investment Strategies” in the Prospectus and Summary Prospectus relating to the fund, and under “More on Each Fund’s Strategies and Investments – Transamerica Inflation Opportunities” in the Prospectus, is deleted in its entirety and replaced with the following:

The fund may also invest in hybrid instruments having both debt and equity characteristics.

* * *

Transamerica Multi-Managed Balanced

The following is added as the second paragraph in the sub-section “Equity component” under the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus relating to the fund, and under “More on Each Fund’s Strategies and Investments – Transamerica Multi-Managed Balanced” in the Prospectus:

As a part of its investment process, the equity sub-adviser seeks to assess and integrate into the analytical process the impact of environmental, social and governance factors (including accounting and tax policies, disclosure and investor communication, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that the adviser believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the fund.

The following principal risk is added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as a principal risk of investing in the fund:

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

* * *

Transamerica Global Multifactor Macro

Transamerica Managed Futures Strategy

The corresponding principal risk in the “Principal Risks” section of the Prospectus and Summary Prospectus of each of the funds is deleted in its entirety and replaced with the following:

Tax – The fund may seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in the Subsidiary. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the fund’s taxable income or gains and of distributions made by the fund.

* * *

Transamerica Bond

Transamerica Floating Rate

Transamerica Intermediate Bond

Transamerica Short-Term Bond

The following principal risk is added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as a principal risk of investing in each of the funds:

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

* * *

The corresponding risk in the “More on Risks of Investing in the Funds” section of the Prospectus is deleted in its entirety and replaced with the following:

Interest Rate: Interest rates in the United States have been at historically low levels. A fund faces a heightened risk that interest rates may rise. When interest rates rise, the value of fixed income securities will generally fall. A change in interest rates will not have the same impact on all fixed-income securities. Generally, the longer the maturity or duration of a fixed-income security, the greater the impact of a rise in interest rates on the security’s value. In addition, different interest rate measures (such as short- and long-term interest rates and U.S. and foreign interest rates), or interest rates on different types of securities or securities of different issuers, may not necessarily change in the same amount or in the same direction. When interest rates go down, the income received by a fund, and a fund’s yield, may decline. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from a fund. The maturity of a security may be significantly longer than its duration. A security’s maturity and other features may be more relevant than its duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally such as changes in credit quality or in the yield premium that the market may establish for certain types of securities.

Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Similarly, a fund with a longer average portfolio duration will generally be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond portfolio with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Certain fixed-income securities pay interest at variable or floating rates. Variable rate securities tend to reset at specified intervals, while floating rate securities may reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the impact of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that may produce a leveraging effect; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change. A fund’s yield may decline due to a decrease in market interest rates.

Inflation protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

* * *

The sixth paragraph in the “Market” risk in the “More on Risks of Investing in the Funds” section of the Prospectus is replaced in its entirety with the following:

Europe. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and without Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, on June 23, 2016 voters in the United Kingdom approved withdrawal from the European Union, and on March 29, 2017, the United Kingdom formally notified the European Council of its intention to leave the European Union. As of the date of this prospectus, it was unclear whether a withdrawal agreement negotiated by the British Government and the remaining European Union member states (the “Remaining Member States”) would receive the requisite approval from the British Parliament. If a withdrawal agreement is not approved by the British Parliament, it is possible that the United Kingdom will leave the European Union without a clear framework defining the new relationship between it and the Remaining Member States. Given the size and importance of the United Kingdom’s economy, uncertainty about its legal, political, and economic relationship with the Remaining Member States may continue to be a source of instability for European and global markets. Moreover, other countries may seek to withdraw from the European Union and/or abandon the euro, the common currency of the European Union. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. The Ukraine has experienced ongoing military conflict; this conflict may expand and military conflicts could potentially occur elsewhere in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. Whether or not a fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of a fund’s investments.

* * *

The following risk is added alphabetically to “More on Risks of Investing in the Funds” in the Prospectus:

Environmental, Social and Governance (“ESG”): Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore applicable funds may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and a fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

* * *

The first paragraph in the sub-section “Selling Shares” under the heading “How to Contact the Funds” section of the Prospectus is replaced in its entirety with the following:

Shares may be sold (or “redeemed”) on any day the New York Stock Exchange is open for business. Proceeds from the redemption of shares will normally be sent to redeeming shareholders within two business days after receipt of a redemption request in good order, but in any event within seven days, regardless of the method the fund uses to make such payment (e.g., check, wire or electronic funds transfer (ACH)). However, Transamerica Funds may postpone payment under certain circumstances, such as when the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists, or otherwise as permitted by order of the SEC or authorized by law.

Investors Should Retain this Supplement for Future Reference

May 9, 2019

TRANSAMERICA FUNDS

Supplement to the Currently Effective Retail Prospectus and Summary Prospectuses

* * *

Transamerica Capital Growth

The fund is no longer subject to “Credit” risk as a principal risk of investing in the fund. This risk is removed from the “Principal Risks” section of the Prospectus and Summary Prospectus relating to the fund.

* * *

Transamerica High Yield Bond

The following is added to the end of the fifth paragraph under “Principal Investment Strategies” in the Prospectus and Summary Prospectus relating to the fund, and under “More on Each Fund’s Strategies and Investments – Transamerica High Yield Bond” in the Prospectus:

The fund may also invest in hybrid instruments having both debt and equity characteristics.

The following principal risks are added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as principal risks of investing in the fund:

Energy Sector – Industries in the energy segment, such as those engaged in the development, production and distribution of energy resources, can be significantly affected by supply and demand both for their specific product or service and for energy products in general. The price of oil, gas and other consumable fuels, exploration and production spending, government regulation, world events and economic conditions likewise will affect the performance of companies in these industries.

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

Hybrid Instruments – Investing in hybrid instruments involves a combination of risks, including risks of investing in securities, commodities, options, futures, and currencies. An investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income or convertible securities.

* * *

Transamerica Inflation Opportunities

The sentence at the end of the fifth paragraph under “Principal Investment Strategies” in the Prospectus and Summary Prospectus relating to the fund, and under “More on Each Fund’s Strategies and Investments – Transamerica Inflation Opportunities” in the Prospectus, is deleted in its entirety and replaced with the following:

The fund may also invest in hybrid instruments having both debt and equity characteristics.

* * *

Transamerica Multi-Managed Balanced

The following is added as the second paragraph in the sub-section “Equity component” under the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus relating to the fund, and under “More on Each Fund’s Strategies and Investments – Transamerica Multi-Managed Balanced” in the Prospectus:

As a part of its investment process, the equity sub-adviser seeks to assess and integrate into the analytical process the impact of environmental, social and governance factors (including accounting and tax policies, disclosure and investor communication, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that the adviser believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the fund.

The following principal risk is added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as a principal risk of investing in the fund:

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

* * *

Transamerica Bond

Transamerica Floating Rate

Transamerica Short-Term Bond

The following principal risk is added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as a principal risk of investing in each of the funds:

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

* * *

The corresponding risk in the “More on Risks of Investing in the Funds” section of the Prospectus is deleted in its entirety and replaced with the following:

Interest Rate: Interest rates in the United States have been at historically low levels. A fund faces a heightened risk that interest rates may rise. When interest rates rise, the value of fixed income securities will generally fall. A change in interest rates will not have the same impact on all fixed-income securities. Generally, the longer the maturity or duration of a fixed-income security, the greater the impact of a rise in interest rates on the security’s value. In addition, different interest rate measures (such as short- and long-term interest rates and U.S. and foreign interest rates), or interest rates on different types of securities or securities of different issuers, may not necessarily change in the same amount or in the same direction. When interest rates go down, the income received by a fund, and a fund’s yield, may decline. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from a fund. The maturity of a security may be significantly longer than its duration. A security’s maturity and other features may be more relevant than its duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally such as changes in credit quality or in the yield premium that the market may establish for certain types of securities.

Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Similarly, a fund with a longer average portfolio duration will generally be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond portfolio with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Certain fixed-income securities pay interest at variable or floating rates. Variable rate securities tend to reset at specified intervals, while floating rate securities may reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the impact of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that may produce a leveraging effect; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change. A fund’s yield may decline due to a decrease in market interest rates.

Inflation protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

* * *

The sixth paragraph in the “Market” risk in the “More on Risks of Investing in the Funds” section of the Prospectus is replaced in its entirety with the following:

Europe. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and without Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, on June 23, 2016 voters in the United Kingdom approved withdrawal from the European Union, and on March 29, 2017, the United Kingdom formally notified the European Council of its intention to leave the European Union. As of the date of this prospectus, it was unclear whether a withdrawal agreement negotiated by the British Government and the remaining European Union member states (the “Remaining Member States”) would receive the requisite approval from the British Parliament. If a withdrawal agreement is not approved by the British Parliament, it is possible that the United Kingdom will leave the European Union without a clear framework defining the new relationship between it and the Remaining Member States. Given the size and importance of the United Kingdom’s economy, uncertainty about its legal, political, and economic relationship with the Remaining Member States may continue to be a source of instability for European and global markets. Moreover, other countries may seek to withdraw from the European Union and/or abandon the euro, the common currency of the European Union. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. The Ukraine has experienced ongoing military conflict; this conflict may expand and military conflicts could potentially occur elsewhere in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. Whether or not a fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of a fund’s investments.

* * *

The following risk is added alphabetically to “More on Risks of Investing in the Funds” in the Prospectus:

Environmental, Social and Governance (“ESG”): Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore applicable funds may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and a fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

* * *

The corresponding risk in the “More on Risks of Investing in the Funds” section of the Prospectus is deleted in its entirety and replaced with the following:

Securities Lending: Each fund, except as noted below, may lend securities to other financial institutions that provide cash or U.S. government or agency securities as collateral. When a fund lends fund securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the fund` will also receive a fee or interest on the collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for a fund.

Transamerica Government Money Market does not participate in securities lending.

* * *

The first paragraph in the sub-section “Selling Shares” under the heading “How to Contact the Funds” section of the Prospectus is replaced in its entirety with the following:

Shares may be sold (or “redeemed”) on any day the New York Stock Exchange is open for business. Proceeds from the redemption of shares will normally be sent to redeeming shareholders within two business days after receipt of a redemption request in good order, but in any event within seven days, regardless of the method the fund uses to make such payment (e.g., check, wire or electronic funds transfer (ACH)). However, Transamerica Funds may postpone payment under certain circumstances, such as when the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists, or otherwise as permitted by order of the SEC or authorized by law.

Investors Should Retain this Supplement for Future Reference

May 9, 2019

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class R, Class R4 and Class I3 Prospectus and Summary Prospectuses

* * *

Transamerica Balanced II

The following is added as the second paragraph in the bulleted “Equity component” under the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus relating to the fund, and under “More on Each Fund’s Strategies and Investments – Transamerica Balanced II” in the Prospectus:

As a part of its investment process, the equity sub-adviser seeks to assess and integrate into the analytical process the impact of environmental, social and governance factors (including accounting and tax policies, disclosure and investor communication, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that the adviser believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the fund.

The following principal risk is added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as a principal risk of investing in the fund:

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

* * *

Transamerica High Yield Bond

The following is added to the end of the fifth paragraph under “Principal Investment Strategies” in the Prospectus and Summary Prospectus relating to the fund, and under “More on Each Fund’s Strategies and Investments – Transamerica High Yield Bond” in the Prospectus:

The fund may also invest in hybrid instruments having both debt and equity characteristics.

The following principal risks are added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as principal risks of investing in the fund:

Energy Sector – Industries in the energy segment, such as those engaged in the development, production and distribution of energy resources, can be significantly affected by supply and demand both for their specific product or service and for energy products in general. The price of oil, gas and other consumable fuels, exploration and production spending, government regulation, world events and economic conditions likewise will affect the performance of companies in these industries.

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

Hybrid Instruments – Investing in hybrid instruments involves a combination of risks, including risks of investing in securities, commodities, options, futures, and currencies. An investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income or convertible securities.

* * *

Transamerica Intermediate Bond

The following principal risk is added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as a principal risk of investing in the fund:

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

* * *

The corresponding risk in the “More on Risks of Investing in the Funds” section of the Prospectus is deleted in its entirety and replaced with the following:

Interest Rate: Interest rates in the United States have been at historically low levels. A fund faces a heightened risk that interest rates may rise. When interest rates rise, the value of fixed income securities will generally fall. A change in interest rates will not have the same impact on all fixed-income securities. Generally, the longer the maturity or duration of a fixed-income security, the greater the impact of a rise in interest rates on the security’s value. In addition, different interest rate measures (such as short- and long-term interest rates and U.S. and foreign interest rates), or interest rates on different types of securities or securities of different issuers, may not necessarily change in the same amount or in the same direction. When interest rates go down, the income received by a fund, and a fund’s yield, may decline. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from a fund. The maturity of a security may be significantly longer than its duration. A security’s maturity and other features may be more relevant than its duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally such as changes in credit quality or in the yield premium that the market may establish for certain types of securities.

Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Similarly, a fund with a longer average portfolio duration will generally be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond portfolio with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Certain fixed-income securities pay interest at variable or floating rates. Variable rate securities tend to reset at specified intervals, while floating rate securities may reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the impact of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that may produce a leveraging effect; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change. A fund’s yield may decline due to a decrease in market interest rates.

Inflation protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

* * *

The sixth paragraph in the “Market” risk in the “More on Risks of Investing in the Funds” section of the Prospectus is replaced in its entirety with the following:

Europe. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and without Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, on June 23, 2016 voters in the United Kingdom approved withdrawal from the European Union, and on March 29, 2017, the United Kingdom formally notified the European Council of its intention to leave the European Union. As of the date of this prospectus, it was unclear whether a withdrawal agreement negotiated by the British Government and the remaining European Union member states (the “Remaining Member States”) would receive the requisite approval from the British Parliament. If a withdrawal agreement is not approved by the British Parliament, it is possible that the United Kingdom will leave the European Union without a clear framework defining the new relationship between it and the Remaining Member States. Given the size and importance of the United Kingdom’s economy, uncertainty about its legal, political, and economic relationship with the Remaining Member States may continue to be a source of instability for European and global markets. Moreover, other countries may seek to withdraw from the European Union and/or abandon the euro, the common currency of the European Union. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. The Ukraine has experienced ongoing military conflict; this conflict may expand and military conflicts could potentially occur elsewhere in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. Whether or not a fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of a fund’s investments.

* * *

The following risk is added alphabetically to “More on Risks of Investing in the Funds” in the Prospectus:

Environmental, Social and Governance (“ESG”): Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore applicable funds may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and a fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

* * *

The corresponding risk in the “More on Risks of Investing in the Funds” section of the Prospectus is deleted in its entirety and replaced with the following:

Securities Lending: Each fund, except as noted below, may lend securities to other financial institutions that provide cash or U.S. government or agency securities as collateral. When a fund lends fund securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the fund’ will also receive a fee or interest on the collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for a fund.

Transamerica Government Money Market does not participate in securities lending.

* * *

Investors Should Retain this Supplement for Future Reference

May 9, 2019

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class T2 Prospectus

* * *

Transamerica Capital Growth

The fund is no long subject to “Credit” risk as a principal risk of investing in the fund. This risk is removed from the “Principal Risks” section of the Prospectus and Summary Prospectus relating to the fund.

* * *

Transamerica High Yield Bond

The following is added to the end of the fifth paragraph under “Principal Investment Strategies” in the Prospectus and Summary Prospectus relating to the fund, and under “More on Each Fund’s Strategies and Investments – Transamerica High Yield Bond” in the Prospectus:

The fund may also invest in hybrid instruments having both debt and equity characteristics.

The following principal risks are added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as principal risks of investing in the fund:

Energy Sector – Industries in the energy segment, such as those engaged in the development, production and distribution of energy resources, can be significantly affected by supply and demand both for their specific product or service and for energy products in general. The price of oil, gas and other consumable fuels, exploration and production spending, government regulation, world events and economic conditions likewise will affect the performance of companies in these industries.

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

Hybrid Instruments – Investing in hybrid instruments involves a combination of risks, including risks of investing in securities, commodities, options, futures, and currencies. An investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income or convertible securities.

* * *

Transamerica Inflation Opportunities

The sentence at the end of the fifth paragraph under “Principal Investment Strategies” in the Prospectus and Summary Prospectus relating to the fund, and under “More on Each Fund’s Strategies and Investments – Transamerica Inflation Opportunities” in the Prospectus, is deleted in its entirety and replaced with the following:

The fund may also invest in hybrid instruments having both debt and equity characteristics.

* * *

Transamerica Multi-Managed Balanced

The following is added as the second paragraph in the sub-section “Equity component” under the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus relating to the fund, and under “More on Each Fund’s Strategies and Investments – Transamerica Multi-Managed Balanced” in the Prospectus:

As a part of its investment process, the equity sub-adviser seeks to assess and integrate into the analytical process the impact of environmental, social and governance factors (including accounting and tax policies, disclosure and investor communication, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that the adviser believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the fund.

The following principal risk is added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as a principal risk of investing in the fund:

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

* * *

Transamerica Bond

Transamerica Floating Rate

Transamerica Short-Term Bond

The following principal risk is added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as a principal risk of investing in each of the funds:

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

* * *

The corresponding risk in the “More on Risks of Investing in the Funds” section of the Prospectus is deleted in its entirety and replaced with the following:

Interest Rate: Interest rates in the United States have been at historically low levels. A fund faces a heightened risk that interest rates may rise. When interest rates rise, the value of fixed income securities will generally fall. A change in interest rates will not have the same impact on all fixed-income securities. Generally, the longer the maturity or duration of a fixed-income security, the greater the impact of a rise in interest rates on the security’s value. In addition, different interest rate measures (such as short- and long-term interest rates and U.S. and foreign interest rates), or interest rates on different types of securities or securities of different issuers, may not necessarily change in the same amount or in the same direction. When interest rates go down, the income received by a fund, and a fund’s yield, may decline. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from a fund. The maturity of a security may be significantly longer than its duration. A security’s maturity and other features may be more relevant than its duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally such as changes in credit quality or in the yield premium that the market may establish for certain types of securities.

Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Similarly, a fund with a longer average portfolio duration will generally be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond portfolio with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Certain fixed-income securities pay interest at variable or floating rates. Variable rate securities tend to reset at specified intervals, while floating rate securities may reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the impact of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that may produce a leveraging effect; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change. A fund’s yield may decline due to a decrease in market interest rates.

Inflation protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

* * *

The sixth paragraph in the “Market” risk in the “More on Risks of Investing in the Funds” section of the Prospectus is replaced in its entirety with the following:

Europe. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and without Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, on June 23, 2016 voters in the United Kingdom approved withdrawal from the European Union, and on March 29, 2017, the United Kingdom formally notified the European Council of its intention to leave the European Union. As of the date of this prospectus, it was unclear whether a withdrawal agreement negotiated by the British Government and the remaining European Union member states (the “Remaining Member States”) would receive the requisite approval from the British Parliament. If a withdrawal agreement is not approved by the British Parliament, it is possible that the United Kingdom will leave the European Union without a clear framework defining the new relationship between it and the Remaining Member States. Given the size and importance of the United Kingdom’s economy, uncertainty about its legal, political, and economic relationship with the Remaining Member States may continue to be a source of instability for European and global markets. Moreover, other countries may seek to withdraw from the European Union and/or abandon the euro, the common currency of the European Union. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. The Ukraine has experienced ongoing military conflict; this conflict may expand and military conflicts could potentially occur elsewhere in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. Whether or not a fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of a fund’s investments.

* * *

The following risk is added alphabetically to “More on Risks of Investing in the Funds” in the Prospectus:

Environmental, Social and Governance (“ESG”): Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore applicable funds may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and a fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

* * *

The first paragraph in the sub-section “Selling Shares” under the heading “How to Contact the Funds” section of the Prospectus is replaced in its entirety with the following:

Shares may be sold (or “redeemed”) on any day the New York Stock Exchange is open for business. Proceeds from the redemption of shares will normally be sent to redeeming shareholders within two business days after receipt of a redemption request in good order, but in any event within seven days, regardless of the method the fund uses to make such payment (e.g., check, wire or electronic funds transfer (ACH)). However, Transamerica Funds may postpone payment under certain circumstances, such as when the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists, or otherwise as permitted by order of the SEC or authorized by law.

Investors Should Retain this Supplement for Future Reference

May 9, 2019

TRANSAMERICA FUNDS

Supplement to the Currently Effective ClearTrack® Prospectus

* * *

The corresponding risk in the “More on Risks of Investing in the Funds” section of the Prospectus is deleted in its entirety and replaced with the following:

Interest Rate: Interest rates in the United States have been at historically low levels. A fund faces a heightened risk that interest rates may rise. When interest rates rise, the value of fixed income securities will generally fall. A change in interest rates will not have the same impact on all fixed-income securities. Generally, the longer the maturity or duration of a fixed-income security, the greater the impact of a rise in interest rates on the security’s value. In addition, different interest rate measures (such as short- and long-term interest rates and U.S. and foreign interest rates), or interest rates on different types of securities or securities of different issuers, may not necessarily change in the same amount or in the same direction. When interest rates go down, the income received by a fund, and a fund’s yield, may decline. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from a fund. The maturity of a security may be significantly longer than its duration. A security’s maturity and other features may be more relevant than its duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally such as changes in credit quality or in the yield premium that the market may establish for certain types of securities.

Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Similarly, a fund with a longer average portfolio duration will generally be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond portfolio with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Certain fixed-income securities pay interest at variable or floating rates. Variable rate securities tend to reset at specified intervals, while floating rate securities may reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the impact of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that may produce a leveraging effect; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change. A fund’s yield may decline due to a decrease in market interest rates.

Inflation protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

* * *

The sixth paragraph in the “Market” risk in the “More on Risks of Investing in the Funds” section of the Prospectus is replaced in its entirety with the following:

Europe. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and without Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, on June 23, 2016 voters in the United Kingdom approved withdrawal from the European Union, and on March 29, 2017, the United Kingdom formally notified the European Council of its intention to leave the European Union. As of the date of this prospectus, it was unclear whether a withdrawal agreement negotiated by the British Government and the remaining European Union member states (the “Remaining Member States”) would receive the requisite approval from the British Parliament. If a withdrawal agreement is not approved by the British Parliament, it is possible that the United Kingdom will leave the European Union without a clear framework defining the new relationship between it and the Remaining Member States. Given the size and importance of the United Kingdom’s economy, uncertainty about its legal, political, and economic relationship with the Remaining Member States may continue to be a source of instability for European and global markets. Moreover, other countries may seek to withdraw from the European Union and/or abandon the euro, the common currency of the European Union. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. The Ukraine has experienced ongoing military conflict; this conflict may expand and military conflicts could potentially occur elsewhere in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. Whether or not a fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of a fund’s investments.

* * *

Investors Should Retain this Supplement for Future Reference

May 9, 2019

TRANSAMERICA FUNDS

Supplement to the Currently Effective Statements of Additional Information

* * *

The fifth paragraph under “Recent Market Events” in the “Additional Information Regarding Investment Practices” section of the Statements of Additional Information is replaced in its entirety with the following:

Europe—Recent Events: A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and without Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, on June 23, 2016 voters in the United Kingdom approved withdrawal from the European Union, and on March 29, 2017, the United Kingdom formally notified the European Council of its intention to leave the European Union. As of the date of this SAI, it was unclear whether a withdrawal agreement negotiated by the British Government and the remaining European Union member states (the “Remaining Member States”) would receive the requisite approval from British Parliament. If a withdrawal agreement is not approved by the British Parliament, it is possible that the United Kingdom will leave the European Union without a clear framework defining the new relationship between it and the Remaining Member States. Given the size and importance of the United Kingdom’s economy, uncertainty about its legal, political, and economic relationship with the Remaining Member States may continue to be a source of instability for European and global markets. Moreover, other countries may seek to withdraw from the European Union and/or abandon the euro, the common currency of the European Union. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. The Ukraine has experienced ongoing military conflict; this conflict may expand and military conflicts could potentially occur elsewhere in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. Whether or not a fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the fund’s investments.

* * *

The corresponding information in the “Officers” table in the “Management of the Trust” section of the Statements of Additional Information is replaced in its entirety with the following:

Name and Age	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Rhonda A. Mills (52)	Assistant General Counsel, Secretary	Since 2016	Secretary, Transamerica Funds, TST and TAAVF (2019 – present); Assistant Secretary, Transamerica Funds, TST and TAAVF (2016 – 2019); Assistant Secretary, TPP, TPFG and TPFG II (2016 – 2018); Assistant Secretary, Vice President and High Level Specialist Attorney (2014 – 2016), Assistant General Counsel (2016 – present), TAM; Assistant Secretary, High Level Specialist Attorney and Vice President (2014 – present), TFS; Vice President and Associate Counsel, ALPS Fund Services, Inc. (2011 – 2014); Managing Member, Mills Law, LLC (2010 – 2011); Counsel, Old Mutual Capital (2006-2009); Senior Counsel, Great-West Life and Annuity Insurance Company (2004-2006); and Securities Counsel, J.D. Edwards (2000-2003).

The following information is added to the end of the “Officers” table in the “Management of the Trust” section of the Statements of Additional Information:

Name and Age	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Dennis P. Gallagher (48)	Assistant Secretary	Since 2019	Assistant Secretary, Transamerica Funds, TST, TET and TAAVF (2019 – present); Vice President, General Counsel and Secretary, Transamerica Funds, TST and TIS (2006 – 2014); Vice President, General Counsel and Secretary, TPP, TPFG, TPFG II and TAAVF (2007 – 2014); Director, Senior Vice President, General Counsel, Operations and Secretary, TAM (2006 – 2014); Director, Senior Vice President, General Counsel, Chief Administrative Officer and Secretary, TFS (2006 – 2014); Assistant Vice President, TCI (2007 – 2014).

* * *

The first paragraph under “Redemption of Shares” in the “Purchase, Redemption and Pricing of Shares” section of the Statements of Additional Information is replaced in its entirety with the following:

Shareholders may redeem their shares at any time at a price equal to the net asset value per share next determined following receipt of a valid redemption order by the transfer agent, in proper form. Payment will normally be sent within two business days of the receipt of a redemption request in good order, but in any event within seven days, regardless of the method a fund uses to make such payment (e.g., check, wire or electronic funds transfer (ACH)). However, redemption payments may be delayed up to ten calendar days if the shares being redeemed were recently purchased by check or electronic funds transfer. The value of shares on redemption may be more or less than the shareholder’s cost, depending upon the market value of the fund’s net assets at the time of redemption. Class B shares and Class C shares and certain Class A and Class T share purchases are also subject to a contingent deferred sales charge upon certain redemptions. Class I, Class I2, Class R1, Class R6 and Class T2 shares are not subject to the contingent deferred sales charge.

* * *

Investors Should Retain this Supplement for Future Reference

May 9, 2019